FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
Hedge agreements
Tower and Jazz Debentures [Member]
Debt Instrument [Line Items]
Fair value of debentures	402,000	319,000
Carrying amount	$ 217,000	$ 215,000